Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income (loss)	$ (53,287)				$ (79,422)	$ 245,454
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Transaction costs paid on behalf of the Company	94,000
Interest earned on cash and investments held in Trust Account	(531,350)					(429,224)
Changes in operating assets and liabilities:
Prepaid expense	42,475					(124,908)
Accounts payable	252,987
Accrued expenses – related party					10,000	(3,802)
Accrued expenses	(15)	(4,266)				(24,851)
Accrued offering costs	(3,973)	(17,210)			69,459	50,826
Net cash used in operating activities	(199,163)	(21,476)			37	(286,505)
Cash flows from investing activities:
Cash deposited into Trust account						(60,000,000)
Net cash used in investing activities						(60,000,000)
Cash flows from financing activities:
Proceeds from due to related party		21,476				122,716
Repayments of due to related party						(262,446)
Proceeds from sale of public units						60,000,000
Proceeds from private placement units						2,525,000
Payment of offering costs						(1,641,658)
Proceeds from issuance of EBC Founders Share					1,450	454
Net cash provided by financing activities		21,476			1,450	60,744,066
Net change in cash and cash equivalents	(199,163)				1,487	457,561
Cash and cash equivalents, beginning of period	459,048	1,487				1,487
Cash and cash equivalents, end of period	259,885	1,487	$ 259,885	$ 1,487	1,487	459,048
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares					25,000
Deferred offering costs paid by related party					69,000	49,380
Deferred offering costs included in accrued expenses					19,330
Deferred offering costs charged to additional paid-in capital					126,550	1,960,106
Contribution of transaction cost	94,000
Subsequent measurement of ordinary shares subject to possible redemption	531,350					429,244
Forfeiture of founder shares						$ 23
Goodvision Inc [Member]
Cash flows from operating activities:
Net income (loss)							$ 80,700	$ 25,911
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense							300
Changes in operating assets and liabilities:
Prepaid expenses and other current assets							2,083	(2,083)
Accounts payable							1,412,432	783,585
Accounts receivable, net							(600,870)	(306,424)
Due from related party							(8,169)	(20,000)
Accrued expenses and other payables							27,458	7,901
Net cash used in operating activities							913,935	488,889
Cash flows from investing activities:
Purchase/sale of marketable securities							419,000	(419,000)
Net cash used in investing activities							419,000	(419,000)
Cash flows from financing activities:
Net change in cash and cash equivalents							1,332,935	69,889
Cash and cash equivalents, beginning of period			1,766,451	433,516			433,516	363,627
Cash and cash equivalents, end of period							1,766,451	433,516
Goodvision AI Inc [Member]
Cash flows from operating activities:
Net income (loss)	(211,067)	21,050	(737,021)	44,058
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	699		1,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(211,571)
Accounts payable			2,942,789	(452,855)
Accounts receivable, net			(3,208,786)	295,314
Due from related party			28,169
Accrued expenses and other payables			61,835	15,546
Due to related party			780,622
Net cash used in operating activities			(342,963)	(97,937)
Cash flows from investing activities:
Proceeds from maturity of marketable securities				419,000
Purchase of marketable securities				(420,000)
Purchase of property and equipment			(15,792)
Net cash used in investing activities			(15,792)	(1,000)
Cash flows from financing activities:
Proceeds from short-term loan			740,000
Net cash provided by financing activities			740,000
Net change in cash and cash equivalents			381,245	(98,937)
Cash and cash equivalents, beginning of period			1,766,451	433,516			433,516
Cash and cash equivalents, end of period	$ 2,147,696	$ 334,579	2,147,696	334,579			$ 1,766,451	$ 433,516
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes